united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Fair Value
	EXCHANGE TRADED FUNDS - 4.7%
	DEBT FUND - 4.7%
27,500	iShares JP Morgan USD Emerging Markets Bond ETF			$ 3,201,550
110,000	PowerShares Senior Loan Portfolio			2,865,500
				6,067,050
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,011,003)			6,067,050

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 61.3%
	BASIC MATERIALS - 4.6%
$ 1,350,000	Axalta Coating Systems LLC #	4.875	8/15/2024	1,410,750
1,500,000	Clearwater Paper Corp.	4.500	2/1/2023	1,503,750
1,000,000	Mercer International, Inc.	7.750	12/1/2022	1,065,000
1,500,000	NOVA Chemicals Corp. #	5.250	8/1/2023	1,550,625
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	522,500
				6,052,625
	COMMUNICATIONS - 4.9%
1,575,000	CCO Holdings LLC	5.750	1/15/2024	1,639,969
2,000,000	Lamar Media Corp.	5.875	2/1/2022	2,065,000
475,000	Match Group, Inc.	6.375	6/1/2024	518,937
2,000,000	Outfront Media Capital LLC	5.625	2/15/2024	2,092,500
				6,316,406
	CONSUMER CYCLICAL - 6.5%
1,000,000	L Brands, Inc.	5.625	2/15/2022	1,072,400
2,740,000	LKQ Corp.	4.750	5/15/2023	2,843,051
1,750,000	Penske Automotive Group, Inc.	5.750	10/1/2022	1,808,144
100,000	PulteGroup, Inc.	4.250	3/1/2021	104,000
2,500,000	Scotts Miracle-Gro Co.	6.000	10/15/2023	2,681,250
				8,508,845
	CONSUMER NON-CYCLICAL - 7.4%
2,000,000	JBS USA LUX SA / JBS USA Finance, Inc. #	8.250	2/1/2020	2,030,000
310,000	KAR Auction Services, Inc. #	5.125	6/1/2025	323,175
1,750,000	Pinnacle Foods Finance LLC	4.875	5/1/2021	1,793,750
1,200,000	Spectrum Brands, Inc.	5.750	7/15/2025	1,284,000
2,080,000	TreeHouse Foods, Inc.	4.875	3/15/2022	2,160,600
1,800,000	WhiteWave Foods Co.	5.375	10/1/2022	2,029,169
				9,620,694
	ENERGY - 3.4%
635,000	Enbridge, Inc.	6.000	1/15/2027	674,687
1,041,000	Parsley Energy LLC #	6.250	6/1/2024	1,100,857
1,500,000	RSP Permian, Inc.	6.625	10/1/2022	1,578,750
1,000,000	Transcanada Trust	5.875	8/15/2026	1,087,500
				4,441,794
	FINANCIAL - 21.8%
1,500,000	Bank of America Corp.	6.300	3/10/2026	1,698,750
2,250,000	Bank of New York Mellon Corp.	4.950	12/29/2049	2,338,594
1,000,000	Capital One Financial Corp.	5.550	6/1/2020	1,046,250
2,000,000	Charles Schwab Corp.	7.000	2/1/2022	2,307,600
2,000,000	CIT Group, Inc.	5.800	6/15/2022	2,082,500
1,500,000	Citgroup, Inc.	6.125	11/15/2020	1,606,875
1,500,000	Citizens Financial Group, Inc.	5.500	12/29/2049	1,567,500
2,495,000	E*TRADE Financial Corp.	5.875	3/15/2166	2,663,413
2,500,000	Goldman Sachs Group, Inc.	5.375	5/10/2020	2,593,375
1,500,000	JPMorgan Chase & Co.	5.300	12/29/2049	1,567,500
1,000,000	MetLife, Inc.	5.250	6/15/2020	1,033,460
1,000,000	Morgan Stanley	5.550	7/15/2020	1,043,125
1,000,000	PNC Financial Services Group, Inc.	6.750	8/1/2021	1,126,250
2,000,000	Prudential Financial, Inc.	5.625	6/15/2043	2,182,500
725,000	Synovus Financial Corp.	5.750	12/15/2025	777,200
2,000,000	US Bancorp	5.125	1/15/2021	2,122,500
500,000	Wells Fargo & Co.	5.875	6/15/2025	557,125
				28,314,517

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	INDUSTRIAL - 9.5%
$ 2,850,000	Allegion PLC	5.875	9/15/2023	$ 3,092,179
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,048,750
1,000,000	Berry Plastics Corp.	6.000	10/15/2022	1,065,000
1,135,000	General Electric Co.	5.000	1/21/2021	1,201,908
1,450,000	Huntington Ingalls Industries, Inc. #	5.000	12/15/2021	1,497,560
2,267,000	Masonite International Corp. #	5.625	3/15/2023	2,383,864
2,025,000	Moog, Inc. #	5.250	12/1/2022	2,116,125
				12,405,386
	TECHNOLOGY - 0.9%
1,000,000	Western Digital Corp.	10.500	4/1/2024	1,177,500

	UTILITIES - 2.3%
2,825,000	Southern Co.	5.500	3/15/2057	2,990,911

	TOTAL CORPORATE BONDS (Cost $79,121,466)			79,828,678

	BANK LOANS - 29.9%
	COMMUNICATIONS - 3.1%
500,000	Cable One, Inc., Quarterly US LIBOR +2.2500%	3.430*	5/1/2024	503,750
989,691	Charter Communications Operating LLC, Monthly US LIBOR +2.0000%	3.230*	1/3/2021	993,580
1,500,000	Match.com, Inc., Quarterly US LIBOR +2.5000%	0.000*	11/16/2022	1,511,250
970,000	SBA Senior Finance II LLC, Monthly US LIBOR +2.2500%	3.480*	3/24/2021	974,549
				3,983,129
	CONSUMER CYCLICAL - 9.7%
2,220,549	Beacon Roofing Supply, Inc., Monthly US LIBOR +2.7500%	3.959*	10/1/2022	2,229,332
1,000,000	Burlington Coat Factory Warehouse Corp., Monthly US LIBOR +2.7500%	3.960*	7/29/2021	1,004,690
1,496,241	Four Seasons Hotels Ltd., Monthly US LIBOR +2.5000%	3.726*	11/30/2023	1,506,901
2,008,982	Hanesbrands, Inc., Monthly US LIBOR +2.5000%	3.726*	4/29/2022	2,027,504
994,987	HD Supply, Inc., Quarterly US LIBOR +2.5000%	4.046*	10/17/2023	1,001,206
2,000,000	Intrawest Resorts Holdings, Inc., Quarterly US LIBOR +3.2500%	4.484*	6/29/2024	2,007,510
947,368	SRAM LLC, Prime +2.2500%	4.580*	3/15/2024	949,737
1,893,333	Winnebago Industries, Inc., Monthly US LIBOR +4.5000%	5.600*	11/4/2023	1,905,167
				12,632,047
	CONSUMER NON-CYCLICAL - 8.6%
1,488,750	Coty, Inc., Monthly US LIBOR +2.5000%	3.576*	10/27/2022	1,496,663
242,500	DaVita, Inc., Monthly US LIBOR +2.7500%	3.976*	6/24/2021	244,531
1,000,000	Jacobs Douwe Egberts International BV, Quarterly US LIBOR +2.2500%	3.438*	7/2/2022	1,005,000
2,331,166	KAR Auction Services, Inc., Quarterly US LIBOR +2.5000%	4.802*	3/9/2023	2,346,703
995,000	Pinnacle Foods Finance LLC, Monthly US LIBOR +2.0000%	3.076*	1/30/2023	999,428
1,990,000	ServiceMaster Co. LLC, Monthly US LIBOR +2.5000%	3.726*	11/2/2023	1,999,333
1,069,207	Spectrum Brands, Inc., Quarterly US LIBOR +2.0000%	3.172*	6/23/2022	1,076,446
1,980,000	TruGreen LP, Monthly US LIBOR +4.0000%	5.229*	4/13/2023	1,999,800
				11,167,904
	DIVERSIFIED - 0.8%
1,000,000	First Eagle Holdings, Inc., Quarterly US LIBOR +3.5000%	4.796*	12/1/2022	1,009,790

	FINANCIAL - 0.7%
957,052	Vantiv LLC, Monthly US LIBOR +2.5000%	3.659*	10/14/2023	960,645

	INDUSTRIAL - 7.0%
2,000,000	Avolon TLB Borrower 1 US LLC, Monthly US LIBOR +2.7500%	3.962*	3/20/2022	2,007,080
1,893,876	Columbus McKinnon Corp., Quarterly US LIBOR +3.0000%	4.296*	1/20/2024	1,908,080
498,750	Doosan Bobcat, Inc., Quarterly US LIBOR +2.7500%	3.929*	5/12/2024	502,491
490,000	Energizer Holdings, Inc., Monthly US LIBOR +2.0000%	3.731*	6/30/2022	493,369
1,994,987	Mueller Water Products, Inc., Monthly US LIBOR +2.5000%	3.726*	11/25/2021	2,010,578
2,209,212	Welbilt, Inc., Monthly US LIBOR +2.7500%	3.985*	3/3/2023	2,224,411
				9,146,009

	TOTAL BANK LOANS (Cost $38,867,592)			38,899,524

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares			Fair Value

	PREFERRED STOCK - 0.8%
41,000	NuStar Energy LP		$ 1,108,230
	TOTAL PREFERRED STOCK (Cost $1,098,390)		1,108,230

	SHORT-TERM INVESTMENTS - 2.0%
2,598,141	Fidelity Institutional Money Market Portfolio, Class I, 0.95% **		2,598,141
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,598,141)		2,598,141

	TOTAL INVESTMENTS (Cost $127,696,592) (a) - 98.7%		$ 128,501,623
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.3%		1,684,308
	NET ASSETS - 100.0%		$ 130,185,931

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
* Floating Rate, rate shown represents the rate at September 30, 2017
** Money Market fund; interest rate reflects seven-day effective yield on September 30, 2017.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2017, these securities amounted to $12,412,956 or 9.54 % of net assets.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $127,371,354 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,265,602
		Unrealized depreciation:	(135,333)
		Net unrealized appreciation:	$ 1,130,269

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

		Level 2	Level 3
			(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$ 6,067,050	$ -	$ -	$ 6,067,050
Corporate Bonds	-	79,828,678	-	79,828,678
Bank Loans	-	38,899,524	-	38,899,524
Preferred Stock	1,108,230	-	-	1,108,230
Short-Term Investments	2,598,141	-	-	2,598,141
Total	$ 9,773,421	$ 118,728,202	$ -	$ 128,501,623

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Bank Loans Risk - The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund's expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/22/2017